Consolidated Statement Of Cash Flows ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flows from operating activities
(Loss) / profit before tax	₨ (5,128)	₨ (623)	₨ 4,935
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortisation expense	12,026	11,240	9,496
Loss on disposal of property plant and equipment and capital work in progress	205	104	197
Capital work in progress written off	39
Share in loss of jointly controlled entities	45	53	40
Deferred revenue	(114)	(35)	(7)
Government grant—viability gap funding	(32)	(37)	(39)
Gain on settlement of derivative instruments designated as cash flow hedge (net)	(16)
Loss on settlement of derivative instruments designated as cash flow hedge (net)	76	302	304
Gratuity expense	15	13	13
Provision for operation and maintenance equalisation	(147)	11	923
Share based payments	203	72	183
Amortisation of option premium	1,773	1,119	69
Impairment allowances for financial assets	416	82	61
Unamortised ancillary borrowing cost written off	347	520	523
Gain on sale of intangible assets	0	(219)
Interest income	(1,774)	(2,144)	(1,465)
Interest expenses	34,913	32,611	25,939
Fair value gain on mutual fund			(272)
Impairment loss on assets of disposal group held for sale	408
Gain on settlement of financial liabilities	(1,465)
Unwinding of discount on provisions	745	524	329
Others	(137)
Working capital adjustments:
(Increase) / decrease in trade receivables	(9,813)	(6,820)	(5,798)
(Increase) / decrease in non-current trade receivables	(1,178)
(Increase) / decrease in inventories	(221)	110	(565)
(Increase) / decrease in other current financial assets	476	(407)	(2,953)
(Increase) / decrease in other non-current financial assets	7	(49)	4
(Increase) / decrease in other current assets	(674)	253	(52)
(Increase) / decrease in other non-current assets	7	206	(29)
(Increase) / decrease in prepayments	(213)	(995)	(288)
Increase / (decrease) in other current financial liabilities	(258)	31	(187)
Increase / (decrease) in other current liabilities	168	274	295
Increase / (decrease) in other non-current liabilities	(9)	35	16
Increase / (decrease) in contract liabilities	1,538
Increase / (decrease) in trade payables	(555)	697	221
Increase / (decrease) in employee benefit liabilities	158	10	12
Increase / (decrease) in provisions	(4)	4
Cash generated from operations	31,827	36,942	31,905
Income tax (paid)/refund	254	(1,854)	(1,905)
Net cash generated from operating activities (a)	32,081	35,088	30,000
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets	(24,482)	(39,299)	(61,199)
Sale of intangible assets		219
Investments in deposits having residual maturity more than 3 months (net)	1,448	(15,868)	(2,622)
Investment in mutual funds redeemed			9,540
Disposal of subsidiary, net of cash disposed	3,597
Acquisition of subsidiary, net of cash acquired	(34)	(762)	(941)
Cash acquired on acquisition of control in jointly controlled entities	46
Government grant received	26	54	496
Proceeds from interest received	1,987	1,932	1,318
Net cash used in investing activities (b)	(17,412)	(53,724)	(53,408)
Cash flows from financing activities
Proceeds from issue of equity shares (including premium and net of share issue expenses)			560
Payment for acquisition of subsidiary's interest from non-controlling interest	(1,516)	(736)
Proceeds from disposal of subsidiary's interest to non-controlling interest	8	846
Payment of lease liabilities (including payment of interest expense)	(248)	(347)	(1,666)
Proceeds from compulsory convertible preference shares		20,903
Payment made for repurchase of vested stock options	(681)
Proceeds from long term interest-bearing loans and borrowings	125,204	98,660	109,087
Repayment of long term interest-bearing loans and borrowings	(95,700)	(55,429)	(62,134)
Loan from related parties	605
Proceeds from short term interest-bearing loans and borrowings	18,779	34,808	33,010
Repayment of short term interest-bearing loans and borrowings	(20,002)	(44,790)	(32,685)
Interest paid	(33,528)	(32,305)	(26,563)
Net cash generated from financing activities (c)	(7,079)	21,610	19,609
Net increase / (decrease) in cash and cash equivalents (a) + (b) + (c)	7,590	2,974	(3,799)
Cash and cash equivalents at the beginning of the year	13,089	10,115	13,914
Cash and cash equivalents at the end of the year	20,679	13,089	10,115
Components of cash and cash equivalents
Cash and cheque on hand	0	0	0
Balances with banks:
- On current accounts	19,474	11,699	4,781
- Deposits with original maturity of less than 3 months	1,205	1,390	5,334
Total cash and cash equivalents	₨ 20,679	₨ 13,089	₨ 10,115